Note 8 - Notes Payable: (Details) - Summary of Notes Payable (USD $)	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 16, 2014
Note 8 - Notes Payable: (Details) - Summary of Notes Payable [Line Items]
Notes Payable	$ 16,447,427	$ 16,447,427	$ 16,144,614
Global Dividend Note Payable [Member]
Note 8 - Notes Payable: (Details) - Summary of Notes Payable [Line Items]
Notes Payable	16,150,000	16,144,614	16,144,614
Global Note Payable [Member]
Note 8 - Notes Payable: (Details) - Summary of Notes Payable [Line Items]
Notes Payable		$ 302,813		$ 302,813